LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES	Future lease payments under operating leases as of December 31, 2025 were as follows:
2026	253
Total future lease payments	253
Less imputed interest	(5)
Total lease liability balance	248

SCHEDULE OF WEIGHTED AVERAGE LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE

The weighted average lease term and weighted average discount rate as of December 31, 2025, was as follows:

Operating leases weighted average remaining lease term (in years)	0.52
Operating leases weighted average discount rate	5.1%